Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (20,706,448)	$ (478,170)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,009
Stock based compensation	435,000
Amortization of debt discount	1,451,621
Amortization of deferred financing costs	210,020
Warrant liability	16,600,500
Changes in operating assets and liabilities:
Accounts receivable	44,374	(156,977)
Inventory	(53,263)	(241,177)
Prepaid expenses	107,967	(119,588)
Other current assets	(6,750)
Accounts payable and accrued expenses	258,347	37,695
Other liabilities	20,000
Deferred revenue	(17,699)	17,699
Deferred compensation	(350,003)	350,003
Net Cash (Used in) Operating Activities	(2,004,325)	(590,515)
Cash flows from investing activities:
Purchases of property and equipment	(29,385)
Net Cash Used in Investing Activity	(29,385)
Cash flows from financing activities:
Due to related parties	(255,704)	580,953
Sale of common stock related private placement	2,209,600
Sale of common stock related to convertible debentures	2,276,621
Payment of debt issuance costs	(210,020)
Revolving line of credit	(20,641)	20,641
Convertible debentures	198,379
Private placement funds received in advance	1,100,000
Repayment of convertible debentures	(1,200,000)
Net Cash Flows Provided by Financing Activities	4,098,235	601,594
Net change in cash	2,064,525	11,079
Cash beginning of the period	17,438	6,359
Cash at end of the period	2,081,963	17,438
Supplementary Cash Flow Information
Cash paid for Interest	$ 368,028	$ 23
Non-cash financing transactions
Stock issued in reverse merger	10,844
Convertible debenture assumed as part of reverse merger	210,000
Retirement of shares returned from shareholder	1,600